UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 02538

Touchstone Investment Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Core Bond Fund – June 30, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 30.5%

	Financials — 7.7%
$38,000	Ally Financial, Inc., 8.000%, 11/1/31	$43,907
480,000	American Express Credit Corp. MTN, 2.375%, 3/24/17	491,967
285,000	Bank of America Corp. MTN, 5.000%, 5/13/21	294,036
452,000	Bank of America NA, 5.300%, 3/15/17	470,591
305,000	Brandywine Operating Partnership LP, 5.400%, 11/1/14	319,776
140,000	Capital One Financial Corp., 4.750%, 7/15/21	152,765
300,000	CIT Group, Inc., 5.000%, 5/15/17	309,000
20,000	CIT Group, Inc., 144a, 7.000%, 5/2/16	20,050
15,356	CIT Group, Inc., 144a, 7.000%, 5/2/17	15,385
249,000	Citigroup, Inc., 4.750%, 5/19/15	261,361
250,000	Citigroup, Inc., 5.500%, 4/11/13	257,069
44,000	Credit Acceptance Corp., 9.125%, 2/1/17	47,740
275,000	Credit Suisse/New York NY MTN, 4.375%, 8/5/20	294,407
21,000	EDP Finance BV, 144a, 6.000%, 2/2/18	18,268
115,000	Fifth Third Bancorp, 3.625%, 1/25/16	121,297
210,000	General Electric Capital Corp., 2.250%, 11/9/15	214,260
110,000	General Electric Capital Corp., 5.300%, 2/11/21	123,462
300,000	General Electric Capital Corp., 5.500%, 1/8/20	343,361
265,000	Goldman Sachs Group, Inc., 5.950%, 1/18/18	283,626
240,000	Goldman Sachs Group, Inc., 7.500%, 2/15/19	273,696
175,000	Health Care REIT, Inc., 6.125%, 4/15/20	194,810
180,000	HSBC Bank PLC, 144a, 3.100%, 5/24/16	185,869
130,000	John Deere Capital Corp. MTN, 3.150%, 10/15/21	135,203
175,000	JPMorgan Chase & Co., 4.250%, 10/15/20	183,840
208,000	JPMorgan Chase & Co., 4.400%, 7/22/20	219,384
125,000	KeyCorp MTN, 5.100%, 3/24/21	139,414
250,000	Liberty Mutual Group, Inc., 144a, 7.800%, 3/15/37	252,500
16,000	Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58(A)	21,760
40,000	MetLife, Inc., 10.750%, 8/1/39	55,900
230,000	Morgan Stanley, 4.000%, 7/24/15	228,664
250,000	Morgan Stanley MTN, 4.100%, 1/26/15	248,592
53,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	55,252
43,000	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	45,902
20,000	PHH Corp., 9.250%, 3/1/16	21,250
268,000	PNC Bank NA, 6.000%, 12/7/17	312,016
192,000	Protective Life Corp., 7.375%, 10/15/19	221,920
175,000	Prudential Financial, Inc. MTN, 4.500%, 11/16/21	181,632
107,000	Royal Bank of Scotland PLC (The), 4.875%, 3/16/15	110,718
170,000	Santander Holdings USA, Inc. PA, 4.625%, 4/19/16	164,280
180,000	Simon Property Group LP, 4.125%, 12/1/21	191,769
133,000	SunTrust Bank/Atlanta GA, 7.250%, 3/15/18	153,920
465,000	Teachers Insurance & Annuity Association of America, 144a, 6.850%, 12/16/39	600,437
290,000	WCI Finance LLC / WEA Finance LLC, 144a, 5.700%, 10/1/16	319,102
249,000	Wells Fargo & Co., 2.625%, 12/15/16	255,896
		8,856,054

	Consumer Discretionary — 4.6%
34,000	AMC Networks, Inc., 144a, 7.750%, 7/15/21	37,485
160,000	Anheuser-Busch InBev Worldwide, Inc., 3.000%, 10/15/12	161,083
28,000	AutoNation, Inc., 5.500%, 2/1/20	28,840
175,000	AutoZone, Inc., 4.000%, 11/15/20	187,049
275,000	Caterpillar Financial Services Corp. MTN, 5.450%, 4/15/18	327,824
4,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 4/30/21	4,260
37,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 1/15/19	39,960
15,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 4/30/18	16,312
80,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 144a, 8.625%, 11/15/17	86,200
5,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	5,450
34,000	Clear Channel Worldwide Holdings, Inc., 144a, 7.625%, 3/15/20	33,235
6,000	Clear Channel Worldwide Holdings, Inc., 144a, 7.625%, 3/15/20	5,745
235,000	Comcast Corp., 5.700%, 7/1/19	279,299
24,000	Cooper-Standard Automotive, Inc., 8.500%, 5/1/18	25,890
201,000	Covidien International Finance SA, 2.800%, 6/15/15	209,183
50,000	CSC Holdings LLC, 8.625%, 2/15/19	57,750
285,000	Daimler Finance North America LLC, 144a, 2.625%, 9/15/16	293,277
220,000	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 2.400%, 3/15/17	221,449
20,000	DISH DBS Corp., 7.875%, 9/1/19	23,050
219,000	Entravision Communications Corp., 8.750%, 8/1/17	232,140
100,000	Equinox Holdings, Inc., 144a, 9.500%, 2/1/16	106,000

1

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 30.5% (Continued)

	Consumer Discretionary — (Continued)
$162,000	ERAC USA Finance LLC, 144a, 5.250%, 10/1/20	$180,413
22,000	Exide Technologies, 8.625%, 2/1/18	17,352
52,000	Goodyear Tire & Rubber Co. (The), 8.750%, 8/15/20	55,445
220,000	Home Depot, Inc. (The), 5.950%, 4/1/41	286,231
18,000	International Automotive Components Group SL, 144a, 9.125%, 6/1/18	16,425
70,000	International Game Technology, 5.500%, 6/15/20	75,552
30,000	Jarden Corp., 6.125%, 11/15/22	31,650
14,000	Libbey Glass, Inc., 144a, 6.875%, 5/15/20	14,385
31,000	Ltd. Brands, Inc., 5.625%, 2/15/22	31,930
66,000	Meritage Homes Corp., 7.150%, 4/15/20	68,640
210,000	News America, Inc., 6.900%, 3/1/19	258,214
110,000	Omnicom Group, Inc., 4.450%, 8/15/20	118,610
26,000	Pulte Group, Inc., 6.375%, 5/15/33	21,450
4,000	Pulte Group, Inc., 7.875%, 6/15/32	3,800
273,000	Sabre, Inc., 144a, 8.500%, 5/15/19	277,095
80,000	Service Corp. International/US, 8.000%, 11/15/21	91,800
195,000	ServiceMaster Co./TN, 8.000%, 2/15/20	212,306
48,000	Simmons Bedding Co., 144a, 11.250%, 7/15/15	49,680
39,000	Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.250%, 12/1/17	38,122
12,000	Tenneco, Inc., 6.875%, 12/15/20	12,960
22,000	Tenneco, Inc., 7.750%, 8/15/18	23,870
440,000	Time Warner Cable, Inc., 4.125%, 2/15/21	467,005
19,000	Tomkins LLC / Tomkins, Inc., 9.000%, 10/1/18	21,138
25,000	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17	26,500
330,000	Viacom, Inc., 6.250%, 4/30/16	384,743
40,000	Visteon Corp., 6.750%, 4/15/19	38,900
50,000	Whirlpool Corp. MTN, 8.600%, 5/1/14	55,667
40,000	Wyndham Worldwide Corp., 7.375%, 3/1/20	47,546
		5,308,910

	Energy — 4.3%
60,000	Atlas Pipeline Partners LP, 8.750%, 6/15/18	64,050
18,000	Basic Energy Services, Inc., 7.125%, 4/15/16	17,775
67,000	Basic Energy Services, Inc., 7.750%, 2/15/19	64,320
21,000	Bill Barrett Corp., 7.000%, 10/15/22	20,055
200,000	BP Capital Markets PLC, 2.248%, 11/1/16	205,973
33,000	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	34,485
13,000	Chesapeake Energy Corp., 6.625%, 8/15/20†	12,870
20,000	Chesapeake Energy Corp., 7.250%, 12/15/18	20,400
29,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	30,088
32,000	Coffeyville Resources LLC / Coffeyville Finance, Inc., 144a, 10.875%, 4/1/17	35,680
10,000	Consol Energy, Inc., 8.000%, 4/1/17	10,375
10,000	Consol Energy, Inc., 8.250%, 4/1/20	10,500
63,000	Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21	64,890
53,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 7.750%, 4/1/19	52,602
225,000	El Paso Natural Gas Co., 5.950%, 4/15/17	254,018
229,000	Enbridge Energy Partners LP, 9.875%, 3/1/19	300,480
275,000	Encana Corp., 3.900%, 11/15/21	272,013
250,000	Enterprise Products Operating LLC, 3.200%, 2/1/16	261,869
80,000	Enterprise Products Operating LLC, 7.000%, 6/1/67(A)	80,000
39,000	Expro Finance Luxembourg SCA, 144a, 8.500%, 12/15/16	37,342
50,000	Forest Oil Corp., 7.250%, 6/15/19	45,875
52,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	53,300
11,000	Genesis Energy LP/Genesis Energy Finance Corp., 144a, 7.875%, 12/15/18	11,275
45,000	Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16	47,138
25,000	Hilcorp Energy I LP/Hilcorp Finance Co., 144a, 7.625%, 4/15/21	26,625
22,000	Inergy LP/Inergy Finance Corp., 7.000%, 10/1/18	22,660
112,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	120,680
59,000	Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, 4/1/18	59,590
65,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	67,236
215,000	Nabors Industries, Inc., 5.000%, 9/15/20	229,419
14,000	Newfield Exploration Co., 6.875%, 2/1/20	14,910

2

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 30.5% (Continued)

	Energy — (Continued)
$235,000	NuStar Logistics LP, 6.050%, 3/15/13	$241,634
52,000	OGX Petroleo e Gas Participacoes SA, 144a, 8.500%, 6/1/18	46,280
145,000	ONEOK Partners LP, 3.250%, 2/1/16	152,134
53,000	Peabody Energy Corp., 144a, 6.000%, 11/15/18	52,735
38,000	Penn Virginia Resource Partners LP / Penn Virginia Resource Finance Corp., 8.250%, 4/15/18	38,380
500,000	Petrobras International Finance Co. - Pifco, 5.375%, 1/27/21	538,886
240,000	Phillips 66, 144a, 4.300%, 4/1/22	252,472
44,000	Pioneer Drilling Co., 9.875%, 3/15/18	46,200
17,000	Pioneer Drilling Co., 144a, 9.875%, 3/15/18	17,850
210,000	Plains All American Pipeline LP / PAA Finance Corp., 6.650%, 1/15/37	258,418
20,000	Regency Energy Partners LP / Regency Energy Finance Corp., 6.875%, 12/1/18	21,050
7,000	Sabine Pass LNG LP, 7.500%, 11/30/16	7,350
411,000	Shell International Finance BV, 3.100%, 6/28/15	438,485
101,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	109,080
196,750	Tengizchevroil Finance Co., 144a, 6.124%, 11/15/14	204,738
		4,974,185

	Industrials — 2.7%
23,000	Accuride Corp., 9.500%, 8/1/18	23,690
13,472	American Airlines Pass Through Trust 2009-1A, 10.375%, 7/2/19	14,416
39,000	Amsted Industries, Inc., 144a, 8.125%, 3/15/18	41,242
15,000	Aviation Capital Group Corp., 144a, 6.750%, 4/6/21	15,047
190,000	Burlington Northern Santa Fe LLC, 5.750%, 5/1/40	226,543
10,000	BWAY Holding Co, 10.000%, 6/15/18	11,000
54,000	Calcipar SA, 144a, 6.875%, 5/1/18	53,190
280,000	Cenveo Corp., 8.875%, 2/1/18	250,600
32,000	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.250%, 6/15/21	32,880
30,667	Continental Airlines 2003-ERJ1 Pass Through Trust, Ser RJO3, 7.875%, 7/2/18	30,820
158,000	Con-way, Inc., 6.700%, 5/1/34	156,960
124,742	Delta Air Lines 2011-1 Class A Pass Through Trust, 5.300%, 4/15/19	133,163
33,000	Dynacast International LLC / Dynacast Finance, Inc., 144a, 9.250%, 7/15/19	34,238
70,000	FMG Resources August 2006 Pty Ltd., 144a, 6.875%, 4/1/22	70,525
23,000	Griffon Corp., 7.125%, 4/1/18	23,345
80,000	Hutchison Whampoa International 09/19 Ltd., 144a, 5.750%, 9/11/19	90,473
25,000	Iron Mountain, Inc., 8.000%, 6/15/20	26,469
22,000	JB Poindexter & Co., Inc., 144a, 9.000%, 4/1/22	22,000
25,000	JM Huber Corp., 144a, 9.875%, 11/1/19	26,875
85,000	Joy Global, Inc., 5.125%, 10/15/21	93,313
27,000	Liberty Tire Recycling, 144a, 11.000%, 10/1/16	24,840
133,000	Mead Products LLC / ACCO Brands Corp., 144a, 6.750%, 4/30/20	140,315
44,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 2/15/19	37,620
22,000	Navios South American Logistics, Inc. / Navios Logistics Finance US Inc., 9.250%, 4/15/19	20,240
350,000	Norfolk Southern Corp., 5.750%, 4/1/18	415,157
215,000	Republic Services, Inc., 3.800%, 5/15/18	230,012
4,000	RR Donnelley & Sons Co., 7.250%, 5/15/18	3,810
10,000	RR Donnelley & Sons Co., 7.625%, 6/15/20	9,350
14,000	Stena AB, 7.000%, 12/1/16	13,930
34,000	Tembec Industries, Inc., 11.250%, 12/15/18	33,915
5,000	Tembec Industries, Inc., 144a, 11.250%, 12/15/18	4,988
40,000	Tutor Perini Corp., 7.625%, 11/1/18	40,100
22,000	United Rentals North America, Inc., 9.250%, 12/15/19	24,420
6,000	UR Financing Escrow Corp., 144a, 5.750%, 7/15/18	6,240
27,000	UR Financing Escrow Corp., 144a, 7.375%, 5/15/20	28,215
40,000	UR Financing Escrow Corp., 144a, 7.625%, 4/15/22	41,900
260,000	Xstrata Canada Financial Corp., 144a, 3.600%, 1/15/17	267,768
280,000	Xstrata Canada Financial Corp., 144a, 5.800%, 11/15/16	312,776
		3,032,385

	Utilities — 2.4%
45,000	AES Corp. (The), 8.000%, 10/15/17	51,188
327,000	Appalachian Power Co., 4.600%, 3/30/21	366,666
226,000	Baltimore Gas & Electric Co., 5.900%, 10/1/16	263,435
30,000	Calpine Corp., 144a, 7.500%, 2/15/21	32,400
25,000	Calpine Corp., 144a, 7.875%, 7/31/20	27,562
150,000	Calpine Corp., 144a, 7.875%, 1/15/23	163,500
320,000	CenterPoint Energy, Inc., 5.950%, 2/1/17	364,873

3

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 30.5% (Continued)

	Utilities — (Continued)
$175,000	CMS Energy Corp., 8.750%, 6/15/19	$215,872
230,000	Enel Finance International NV, 144a, 6.250%, 9/15/17	230,885
240,000	Intergen N.V., 144a, 9.000%, 6/30/17	235,200
115,000	NextEra Energy Capital Holdings, Inc., 6.000%, 3/1/19	134,836
225,000	NextEra Energy Capital Holdings, Inc., 6.350%, 10/1/66(A)	229,500
185,000	PPL Energy Supply LLC, 6.500%, 5/1/18	213,772
235,000	Rockies Express Pipeline LLC, 144a, 6.250%, 7/15/13	241,462
		2,771,151

	Telecommunication Services — 2.3%
120,000	America Movil SAB de CV, 2.375%, 9/8/16	123,108
300,000	AT&T, Inc., 6.550%, 2/15/39	386,106
325,000	CenturyLink, Inc., 5.150%, 6/15/17	332,513
52,000	CenturyLink, Inc., 6.450%, 6/15/21	54,110
10,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	10,400
56,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	57,120
50,000	CommScope, Inc., 144a, 8.250%, 1/15/19	52,875
10,000	Frontier Communications Corp., 8.125%, 10/1/18	10,625
57,000	Frontier Communications Corp., 8.500%, 4/15/20	60,420
60,000	GCI, Inc., 8.625%, 11/15/19	62,850
5,000	Hughes Satellite Systems Corp., 6.500%, 6/15/19	5,312
28,000	Intelsat Jackson Holdings SA, 7.250%, 4/1/19	29,400
150,000	Intelsat Jackson Holdings SA, 144a, 7.250%, 10/15/20	157,500
16,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	16,600
50,000	NII Capital Corp., 7.625%, 4/1/21	42,875
19,000	NII Capital Corp., 8.875%, 12/15/19	17,219
13,000	PAETEC Holding Corp., 8.875%, 6/30/17	14,008
12,000	Sprint Capital Corp., 6.875%, 11/15/28	9,660
25,000	Sprint Capital Corp., 8.750%, 3/15/32	22,750
62,000	Sprint Nextel Corp., 8.375%, 8/15/17	63,550
194,000	Telefonica Emisiones SAU, 6.421%, 6/20/16	186,163
7,000	TW Telecom Holdings, Inc., 8.000%, 3/1/18	7,630
125,000	Verizon Communications, Inc., 1.250%, 11/3/14	126,538
275,000	Verizon Communications, Inc., 6.250%, 4/1/37	349,887
38,000	Videotron Ltee, 144a, 5.000%, 7/15/22	38,570
200,000	West Corp., 7.875%, 1/15/19	209,000
50,000	West Corp., 8.625%, 10/1/18	53,000
41,000	Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17	33,108
83,000	Windstream Corp., 7.875%, 11/1/17	90,470
		2,623,367

	Materials — 2.1%
50,000	AK Steel Corp., 7.625%, 5/15/20†	42,250
36,000	Aleris International, Inc., 7.625%, 2/15/18	36,540
310,000	ArcelorMittal, 5.500%, 3/1/21	293,420
235,000	ArcelorMittal, 6.125%, 6/1/18	238,278
275,000	Barrick Gold Corp., 3.850%, 4/1/22	284,714
42,000	Cascades, Inc., 7.750%, 12/15/17	42,315
53,000	Cascades, Inc., 7.875%, 1/15/20	53,000
78,000	JMC Steel Group, 144a, 8.250%, 3/15/18	77,415
30,000	Koppers, Inc., 7.875%, 12/1/19	32,325
53,000	Longview Fibre Paper & Packaging, Inc., 144a, 8.000%, 6/1/16	53,000
250,000	Louisiana-Pacific Corp., 144a, 7.500%, 6/1/20	261,875
10,000	Novelis, Inc./GA, 8.375%, 12/15/17	10,700
259,000	PolyOne Corp., 7.375%, 9/15/20	275,188
226,000	Southern Copper Corp., 5.375%, 4/16/20	250,410
250,000	Teck Resources Ltd., 10.750%, 5/15/19	300,625
12,000	Texas Industries, Inc., 9.250%, 8/15/20	12,000
62,000	Vale Overseas Ltd., 5.625%, 9/15/19	68,731
39,000	Vulcan Materials Co., 7.500%, 6/15/21	42,900
		2,375,686

	Consumer Staples — 2.1%
295,000	Anheuser-Busch InBev Worldwide, Inc., 8.200%, 1/15/39	469,010
31,000	BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19	33,325
29,000	Central Garden and Pet Co., 8.250%, 3/1/18	29,072
15,000	Del Monte Corp., 7.625%, 2/15/19	15,131
88,000	Ingredion, Inc., 4.625%, 11/1/20	95,355
67,000	JBS USA LLC/JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	62,310
15,000	JBS USA LLC/JBS USA Finance, Inc., 144a, 8.250%, 2/1/20	14,588
170,000	Kraft Foods, Inc., 4.125%, 2/9/16	185,114
500,000	Kroger Co. (The), 5.000%, 4/15/42	503,266
59,000	Post Holdings, Inc., 144a, 7.375%, 2/15/22	62,245
15,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 7.750%, 10/15/16	15,788
30,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144a, 8.500%, 2/15/21	28,500
307,000	Safeway, Inc., 6.350%, 8/15/17	344,237
370,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	503,321
		2,361,262

4

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 30.5% (Continued)

	Information Technology — 1.4%
$115,000	BMC Software, Inc., 4.250%, 2/15/22	$115,085
50,000	Equinix, Inc., 7.000%, 7/15/21	55,000
221,000	Fidelity National Information Services, Inc., 144a, 5.000%, 3/15/22	224,868
22,000	First Data Corp., 144a, 8.875%, 8/15/20	23,815
540,000	IBM Corp., 1.250%, 2/6/17	541,416
62,000	Kemet Corp., 10.500%, 5/1/18	63,860
30,000	Kemet Corp., 144a, 10.500%, 5/1/18	30,750
190,000	National Semiconductor Corp., 3.950%, 4/15/15	205,839
39,000	Viasat, Inc., 8.875%, 9/15/16	41,730
50,000	Viasat, Inc., 144a, 6.875%, 6/15/20	50,500
94,000	Western Union Co. (The), 5.253%, 4/1/20	108,175
130,000	Xerox Corp., 6.400%, 3/15/16	148,665
		1,609,703

	Health Care — 0.9%
22,000	Accellent, Inc., 8.375%, 2/1/17	22,275
220,000	Amgen, Inc., 4.100%, 6/15/21	236,000
45,000	Apria Healthcare Group, Inc., 11.250%, 11/1/14	46,575
57,000	Capella Healthcare, Inc., 9.250%, 7/1/17	58,995
20,000	HCA, Inc., 5.875%, 3/15/22	20,900
71,000	HCA, Inc., 6.500%, 2/15/20	76,946
325,000	Medtronic, Inc., 4.450%, 3/15/20	373,021
50,000	NBTY, Inc., 9.000%, 10/1/18	55,250
105,000	Omnicare, Inc., 7.750%, 6/1/20	114,450
60,000	Res-Care, Inc., 10.750%, 1/15/19	66,450
		1,070,862
	Total Corporate Bonds	$34,983,565

	U.S. Treasury Obligations — 26.9%
1,445,000	U.S. Treasury Bond, 3.125%, 11/15/41	1,553,375
650,000	U.S. Treasury Bond, 3.125%, 2/15/42	698,140
7,000,000	U.S. Treasury Inflation Indexed Bonds, 1.250%, 4/15/14	7,857,072
260,000	U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/25	417,953
128,000	U.S. Treasury Note, 0.250%, 1/15/15	127,630
445,000	U.S. Treasury Note, 0.375%, 4/15/15	444,687
6,280,000	U.S. Treasury Note, 0.875%, 2/28/17	6,334,460
80,000	U.S. Treasury Note, 0.875%, 4/30/17	80,606
6,355,000	U.S. Treasury Note, 1.750%, 5/15/22	6,419,295
6,775,000	U.S. Treasury Note, 2.000%, 2/15/22	7,003,128
	Total U.S. Treasury Obligations	$30,936,346

	Mortgage-Backed Securities — 2.2%
495,000	FHLMC, Ser K-501, Class A2, 1.655%, 11/25/16	504,386
281,210	FHLMC REMIC, Ser 2644 Class BC, 5.000%, 10/15/31	287,400
74,860	FHLMC REMIC, Ser 2975 Class PK, 5.500%, 9/15/33	78,050
698,436	FNMA REMIC, Ser 2005-103, Class NC, 5.500%, 7/25/33	707,516
7,818	FNMA REMIC, Ser 2007-78, Class PB, 6.000%, 8/25/31	7,815
894,563	FNMA REMIC, Ser 2011-28, Class MA, 4.500%, 7/25/38	926,827
27,721	GNMA, Ser 2003-11, Class A5, 4.000%, 10/17/29	29,778
	Total Mortgage-Backed Securities	$2,541,772

	Commercial Mortgage-Backed Securities — 10.6%
346,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2004-5, Class A4, 4.936%, 11/10/41(A)	370,858
239,987	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2005-4, Class A3, 4.891%, 7/10/45	240,796
335,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-2, Class A3, 5.891%, 5/10/45(A)	342,225
435,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2006-6, Class A3, 5.369%, 10/10/45	468,967
323,087	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-1, Class AAB, 5.422%, 1/15/49	343,159
538,486	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2007-2, Class AAB, 5.757%, 4/10/49(A)	569,655
180,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Ser 2008-1, Class A3, 6.358%, 2/10/51(A)	193,925
875,000	Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Class A4A, 4.871%, 9/11/42††	964,076
270,000	Bear Stearns Commercial Mortgage Securities, Ser 2006-PW13, Class A3, 5.518%, 9/11/41††	282,044
875,000	Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Class A4, 5.906%, 6/11/40(A)††	1,000,473
135,000	Commercial Mortgage Pass Through Certificates, Ser 2005-C6, Class A5A, 5.116%, 6/10/44(A)	149,074
377,000	Commercial Mortgage Pass Through Certificates, Ser 2012-9W57, Class A, 144a, 2.365%, 2/10/29	385,641
550,000	Credit Suisse First Boston Mortgage Securities Corp., Ser 2004-C3, Class A5, 5.113%, 7/15/36(A)	587,343

5

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Commercial Mortgage-Backed Securities — 10.6% (Continued)
$300,000	First Union Commercial Mortgage Trust, Ser 1999-C1, Class F, 144a, 5.350%, 10/15/35	$310,187
288,610	GE Capital Commercial Mortgage Corp., Ser 2005-C4, Class ASB, 5.454%, 11/10/45(A)	306,634
248,022	GMAC Commercial Mortgage Securities, Inc., Ser 2003-C2, Class A1, 4.576%, 5/10/40	251,552
545,404	Greenwich Capital Commercial Funding Corp., Ser 2005-GG3, Class A3, 4.569%, 8/10/42	551,935
346,929	GS Mortgage Securities Corp. II, Ser 2006-GG8, Class AAB, 5.535%, 11/10/39	364,440
275,000	GS Mortgage Securities Corp. II, Ser 2012-GC6, Class AAB, 3.314%, 1/10/45	289,454
150,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2001-CIB2, Class D, 6.847%, 4/15/35(A)	152,808
487,491	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-CB14, Class A3B, 5.676%, 12/12/44(A)	500,465
350,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2007-CB20, Class A3, 5.819%, 2/12/51	369,203
275,000	LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Class AM, 5.263%, 11/15/40(A)	298,562
237,000	LB-UBS Commercial Mortgage Trust, Ser 2006-C1, Class A4, 5.156%, 2/15/31	264,010
470,000	LB-UBS Commercial Mortgage Trust, Ser 2006-C3, Class A3, 5.689%, 3/15/32(A)††	476,498
555,000	Morgan Stanley Capital I, Ser 2006-HQ9, Class A3, 5.712%, 7/12/44	564,221
165,000	Morgan Stanley Capital I, Inc., Ser 2006-HQ9, Class AM, 5.773%, 7/12/44(A)	182,440
330,000	Morgan Stanley Capital I, Inc., Ser 2007-T27, Class A4, 5.823%, 6/11/42(A)	383,365
54,264	Morgan Stanley Dean Witter Capital I, Ser 2002-IQ3, Class A4, 5.080%, 9/15/37	54,662
250,000	Wachovia Bank Commercial Mortgage Trust, Ser 2006-C29, Class A3, 5.313%, 11/15/48	260,036
256,171	Wachovia Bank Commercial Mortgage Trust, Ser 2007-C30, Class APB, 5.294%, 12/15/43	265,505
390,000	Wachovia Bank Commercial Mortgage Trust, Ser 2007-C34, Class APB, 5.617%, 5/15/46	414,379
	Total Commercial Mortgage-Backed Securities	$12,158,592

	Non-Agency Collateralized Mortgage Obligations — 4.2%
8,598	Adjustable Rate Mortgage Trust, Ser 2004-4, Class 3A1, 3.064%, 3/25/35(A)	7,999
269,924	Banc of America Funding Corp., Ser 2003-3, Class 2A1, 4.750%, 10/25/18	281,558
103,627	Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-3, Class 3A30, 5.500%, 7/25/35	104,155
889,912	Credit Suisse First Boston Mortgage Securities Corp., Ser 2005-9, Class 2A1, 5.500%, 10/25/35	791,454
965,286	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2005-3, Class 4A4, 5.250%, 6/25/35	932,876
283,646	Mastr Adjustable Rate Mortgages Trust, Ser 2004-13, Class 3A6, 2.656%, 11/21/34(A)	286,228
111,448	MASTR Asset Securitization Trust, Ser 2003-4, Class 4A2, 5.500%, 5/25/33	118,143
467,496	PHH Mortgage Capital LLC, Ser 2008-CIM2, Class 5A1, 6.000%, 7/25/38	492,752
404,088	Residential Asset Securitization Trust, Ser 2006-A1, Class 1A3, 6.000%, 4/25/36	294,950
59,029	Residential Funding Mortgage Securities I, Ser 2006-S2, Class A2, 5.750%, 2/25/36	4,001
122,363	Sequoia Mortgage Trust, Ser 2011-1, Class A1, 4.125%, 2/25/41(A)	124,974
150,799	Structured Adjustable Rate Mortgage Loan Trust, Ser 2005-23, Class 1A3, 2.663%, 1/25/36(A)	131,185
416,811	Structured Asset Securities Corp., Ser 2005-17, Class 5A1, 5.500%, 10/25/35	358,992

6

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage Obligations — 4.2% (Continued)
$331,831	Washington Mutual Alternative Mortgage Pass-Through Certificates, Ser 2005-9, Class 2A4, 5.500%, 11/25/35	$256,792
417,414	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-G, Class A1, 4.100%, 6/25/33(A)	420,378
259,534	Wells Fargo Mortgage Backed Securities Trust, Ser 2004-3, Class A1, 4.750%, 4/25/19	263,689
	Total Non-Agency Collateralized Mortgage Obligations	$4,870,126

	U.S. Government Mortgage-Backed Obligations — 17.8%
535,000	FHLB, 0.375%, 11/27/13	535,353
90,000	FHLMC, 2.375%, 1/13/22	92,363
212,498	FHLMC, Pool #A56988, 5.500%, 2/1/37	231,225
1,270,319	FHLMC, Pool #A92241, 5.000%, 5/1/40	1,376,660
147,106	FHLMC, Pool #A95946, 4.000%, 1/1/41	156,308
511,082	FHLMC, Pool #A96485, 4.500%, 1/1/41	546,701
427,893	FHLMC, Pool #C03505, 5.500%, 6/1/40	466,183
180,899	FHLMC, Pool #G03781, 6.000%, 1/1/38	198,531
130,074	FHLMC, Pool #G06031, 5.500%, 3/1/40	141,538
429,985	FHLMC, Pool #G06503, 4.500%, 9/1/40	470,030
819,007	FHLMC, Pool #Q02977, 4.500%, 9/1/41	877,365
134,527	FHLMC, Pool #Q03303, 4.000%, 9/1/41	144,833
143,683	FHLMC, Pool #Q03357, 4.000%, 9/1/41	154,691
92,255	FNMA, Pool #254759, 4.500%, 6/1/18	99,339
11,947	FNMA, Pool #535290, 8.000%, 5/1/30	14,730
41,608	FNMA, Pool #561741, 7.500%, 1/1/31	50,842
12,061	FNMA, Pool #569874, 8.000%, 2/1/31	13,064
12,957	FNMA, Pool #745974, 6.003%, 10/1/36(A)	13,983
39,186	FNMA, Pool #765504, 4.500%, 2/1/19	42,195
329,989	FNMA, Pool #889060, 6.000%, 1/1/38	367,669
595,279	FNMA, Pool #889061, 6.000%, 1/1/38	666,414
114,215	FNMA, Pool #889663, 6.000%, 6/1/38	127,863
171,425	FNMA, Pool #889734, 5.500%, 6/1/37	187,283
107,913	FNMA, Pool #899079, 5.000%, 3/1/37	116,820
56,167	FNMA, Pool #933806, 5.000%, 5/1/38	60,803
71,616	FNMA, Pool #974401, 4.500%, 4/1/23	77,675
110,419	FNMA, Pool #974403, 4.500%, 4/1/23	120,526
135,334	FNMA, Pool #984256, 5.000%, 6/1/23	146,446
106,606	FNMA, Pool #995220, 6.000%, 11/1/23	117,209
117,210	FNMA, Pool #995472, 5.000%, 11/1/23	126,450
1,235,319	FNMA, Pool #AA3467, 4.500%, 4/1/39	1,355,384
305,852	FNMA, Pool #AB1149, 5.000%, 6/1/40	332,628
268,083	FNMA, Pool #AB1800, 4.000%, 11/1/40	289,291
141,457	FNMA, Pool #AD3795, 4.500%, 4/1/40	152,244
903,422	FNMA, Pool #AD6421, 5.500%, 6/1/40	994,898
86,007	FNMA, Pool #AE0831, 6.000%, 9/1/39	94,780
435,412	FNMA, Pool #AE5441, 5.000%, 10/1/40	473,529
938,788	FNMA, Pool #AH1135, 5.000%, 1/1/41	1,020,972
794,236	FNMA, Pool #AH5580, 4.500%, 2/1/41	871,430
104,247	FNMA, Pool #AI0805, 4.500%, 7/1/41	112,392
425,564	FNMA, Pool #AI1856, 4.500%, 5/1/41	466,926
534,530	FNMA, Pool #AI2999, 3.500%, 6/1/26	565,392
723,058	FNMA, Pool #AI3505, 4.500%, 6/1/41	793,334
713,742	FNMA, Pool #AI6588, 4.000%, 7/1/26	759,958
386,854	FNMA, Pool #AI6697, 3.000%, 9/1/26	405,811
588,272	FNMA, Pool #AI8506, 4.000%, 8/1/26	626,364
862,525	FNMA, Pool #AI9928, 4.500%, 9/1/41	946,357
567,969	FNMA, Pool #AL0211, 5.000%, 4/1/41	630,469
966,922	FNMA, Pool #AL0740, 4.000%, 9/1/41	1,043,416
5,051	GNMA, Pool #434792, 8.000%, 7/15/30	5,732
141,635	GNMA, Pool #5305, 4.000%, 2/20/42	155,111
39,484	GNMA, Pool #748495, 4.000%, 8/15/40	43,256
42,051	GNMA, Pool #8503, 1.625%, 9/20/24(A)	43,491
505,000	GNMA, TBA	549,977
	Total U.S. Government Mortgage-Backed Obligations	$20,474,234

	Municipal Bonds — 2.5%

	California — 0.7%
450,000	East Bay California, Muni Utility Dist, Build America Bonds, 5.874%, 6/1/40	599,378
215,000	State of California, Purp 3, UTGO, 5.950%, 4/1/16	246,444
		845,822

	Georgia — 0.2%
205,000	Muni Elec Authority Of GA, Build America Bonds, 6.655%, 4/1/57	234,963

	Louisiana — 0.3%
314,440	Louisiana Local Government Environmental Facilities & Community Development Authority, 1.520%, 2/1/18	317,569

	New York — 0.3%
230,000	NY City NY Muni Wtr Fin, Build America Bonds Ser 2010, 6.011%, 6/15/42	304,511

	Pennsylvania — 0.2%
250,000	Pennesylvania State, Build America Bonds, Ser 2010-B, UTGO, 5.850%, 7/15/30	286,410

	Texas — 0.3%
250,000	Dallas Texas, Indep Sch Dist, Build America Bonds, Ser 2010-C, UTGO, 6.450%, 2/15/35	303,332

	Virginia — 0.2%
200,000	Virginia State Cmwlth Transprtn Board, Build America Bonds, Rev, Ser 2010-A, 5.350%, 5/15/35	242,340

7

Touchstone Core Bond Fund (Continued)

Principal		Market
Amount		Value

	Municipal Bonds — 2.5% (Continued)

	Washington — 0.3%
$260,000	Washington State, Build America Bonds, Ser 2010-F, UTGO, 5.140%, 8/1/40	$315,957
	Total Municipal Bonds	$2,850,904

	Asset-Backed Securities — 4.1%
310,000	Ally Auto Receivables Trust, Ser 2012-1, Class A3, 0.930%, 2/16/16	311,551
640,000	Ally Master Owner Trust, Ser 2011-1, Class A2, 2.150%, 1/15/16	651,604
400,000	Ally Master Owner Trust, Ser 2011-3, Class A2, 1.810%, 5/15/16	405,865
147,324	AmeriCredit Automobile Receivables Trust, Ser 2011-1, Class A2, 0.840%, 6/9/14	147,370
85,686	AmeriCredit Automobile Receivables Trust, Ser 2011-2, Class A2, 0.900%, 9/8/14	85,742
253,973	AmeriCredit Automobile Receivables Trust, Ser 2011-5, Class A2, 1.190%, 8/8/15	254,918
345,000	CarMax Auto Owner Trust, Ser 2011-3, Class A3, 1.070%, 6/15/16	347,067
265,000	CenterPoint Energy Transition Bond Co. LLC, Ser 2012-1, Class A1, 0.901%, 4/15/18	266,434
3,754	CIT Group Home Equity Loan Trust, Ser 2002-1, Class AF5, 6.710%, 2/25/33	2,462
884,000	Citibank Omni Master Trust, Ser 2009-A12, Class A12, 144a, 3.350%, 8/15/16	887,228
540,766	Countrywide Asset-Backed Certificates, Ser 2007-S1, Class A5, 6.018%, 11/25/36(A)	306,691
1,468	Equivantage Home Equity Loan Trust, Ser 1996-3, Class A3, 7.700%, 9/25/27	1,456
365,480	FHLMC Structured Pass Through Securities, Ser T-20, Class A5, 6.445%, 12/25/29	398,726
178,142	FNMA, Ser 2001-W2, Class AF6, 6.589%, 10/25/31	200,466
420,000	Ford Credit Floorplan Master Owner Trust, Ser 2011-1, Class A1, 2.120%, 2/15/16	428,673
57,407	Oncor Electric Delivery Transition Bond Co. LLC, Ser 2004-1, Class A2, 4.810%, 11/17/14	58,329
12,720	RASC Trust, Ser 2001-KS3, Class AI6, 5.960%, 9/25/31(A)	12,355
	Total Asset-Backed Securities	$4,766,937

	Preferred Stock — 0.1%
	Financials — 0.1%
2,750	Ally Financial, Inc., 7.38%	$65,092

	Investment Funds — 1.7%
55,574	Invesco Government & Agency Portfolio**	55,574
1,900,813	Touchstone Institutional Money Market Fund^	1,900,813
	Total Investment Funds	$1,956,387

	Total Investment Securities —100.6%
	(Cost $112,848,847)	$115,603,955

	Liabilities in Excess of Other Assets — (0.6)%	(715,685)

	Net Assets — 100.0%	$114,888,270

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $54,569.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

††	The issuers and/or sponsors of certain asset-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

MTN - Medium Term Note

UTGO - Unlimited Tax General Obligation

TBA - To be announced

8

Touchstone Core Bond Fund (Continued)

144A - This is a restricted security that was sold in a transaction exempt from rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $8,274,911 or 7.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$34,983,565	$—	$34,983,565
U.S. Treasury Obligations	—	30,936,346	—	30,936,346
Commercial Mortgage-Backed Securities	—	12,158,592	—	12,158,592
U.S. Government Mortgage-Backed Obligations	—	20,474,234	—	20,474,234
Non-Agency Collateralized Mortgage Obligations	—	4,870,126	—	4,870,126
Asset-Backed Securities	—	4,766,937	—	4,766,937
Municipal Bonds	—	2,850,904	—	2,850,904
Mortgage-Backed Securities	—	2,541,772	—	2,541,772
Preferred Stock	65,092	—	—	65,092
Investment Funds	1,956,387	—	—	1,956,387
				$115,603,955

See accompanying Notes to Portfolio of Investments.

9

Portfolio of Investments

Touchstone High Yield Fund – June 30, 2012 (Unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 97.3%

	Energy — 19.5%
$883,000	Atlas Pipeline Partners LP, 8.750%, 6/15/18	$942,602
986,000	Basic Energy Services, Inc., 7.125%, 4/15/16	973,675
1,263,000	Basic Energy Services, Inc., 7.750%, 2/15/19	1,212,480
500,000	Berry Petroleum Co., 6.750%, 11/1/20	522,500
828,000	Bill Barrett Corp., 7.000%, 10/15/22	790,740
771,000	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	805,695
916,000	Chesapeake Energy Corp., 6.625%, 8/15/20†	906,840
205,000	Chesapeake Energy Corp., 9.500%, 2/15/15	220,888
746,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp., 8.500%, 12/15/19	773,975
1,421,000	Coffeyville Resources LLC / Coffeyville Finance, Inc., 144a, 10.875%, 4/1/17	1,584,415
198,000	Consol Energy, Inc., 8.000%, 4/1/17	205,425
448,000	Consol Energy, Inc., 8.250%, 4/1/20	470,400
2,302,000	Copano Energy LLC / Copano Energy Finance Corp., 7.125%, 4/1/21	2,371,060
1,330,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp., 7.750%, 4/1/19	1,320,025
3,501,000	Enterprise Products Operating LLC, 7.000%, 6/1/67(A)	3,501,000
1,000,000	Enterprise Products Operating LLC, 8.375%, 8/1/66(A)	1,083,750
3,141,000	Expro Finance Luxembourg SCA, 144a, 8.500%, 12/15/16	3,007,508
1,750,000	Exterran Holdings, Inc., 7.250%, 12/1/18	1,680,000
2,100,000	Genesis Energy LP/Genesis Energy Finance Corp., 7.875%, 12/15/18	2,152,500
956,000	Genesis Energy LP/Genesis Energy Finance Corp., 144a, 7.875%, 12/15/18	979,900
1,020,000	Helix Energy Solutions Group, Inc., 144a, 9.500%, 1/15/16	1,068,450
520,000	Hilcorp Energy I LP/Hilcorp Finance Co., 144a, 7.625%, 4/15/21	553,800
500,000	Hilcorp Energy I LP/Hilcorp Finance Co., 144a, 8.000%, 2/15/20	538,750
2,525,000	Holly Energy Partners LP/Holly Energy Finance Corp., 8.250%, 3/15/18	2,676,500
572,000	Inergy LP/Inergy Finance Corp., 7.000%, 10/1/18	589,160
1,895,000	Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	2,041,862
1,227,000	Midcontinent Express Pipeline LLC, 144a, 6.700%, 9/15/19	1,269,214
359,000	Newfield Exploration Co., 5.625%, 7/1/24	367,078
708,000	Newfield Exploration Co., 6.875%, 2/1/20	754,020
2,291,000	OGX Petroleo e Gas Participacoes SA, 144a, 8.500%, 6/1/18	2,038,990
500,000	Peabody Energy Corp., 144a, 6.000%, 11/15/18	497,500
1,290,000	Penn Virginia Resource Partners LP /
	Penn Virginia Resource Finance Corp., 8.250%, 4/15/18	1,302,900
2,254,000	Pioneer Drilling Co., 9.875%, 3/15/18	2,366,700
559,000	Pioneer Drilling Co., 144a, 9.875%, 3/15/18	586,950
770,000	Regency Energy Partners LP / Regency Energy Finance Corp., 6.500%, 7/15/21	808,500
180,000	Regency Energy Partners LP / Regency Energy Finance Corp., 6.875%, 12/1/18	189,450
1,623,000	SandRidge Energy, Inc., 8.750%, 1/15/20	1,691,978
438,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 7.875%, 10/15/18	473,040
606,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 8.250%, 7/1/16	630,240
750,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 144a, 6.375%, 8/1/22	748,125
		46,698,585

	Consumer Discretionary — 18.8%
1,008,000	AMC Networks, Inc., 144a, 7.750%, 7/15/21	1,111,320
30,000	Asbury Automotive Group, Inc., 7.625%, 3/15/17	31,050
1,108,000	AutoNation, Inc., 5.500%, 2/1/20	1,141,240
250,000	Cablevision Systems Corp., 8.000%, 4/15/20	270,000
275,000	CCO Holdings LLC / CCO Holdings Capital Corp., 6.500%, 4/30/21	292,875
974,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.000%, 1/15/19	1,051,920
1,000,000	CCO Holdings LLC / CCO Holdings Capital Corp., 7.875%, 4/30/18	1,087,500
141,000	CCO Holdings LLC / CCO Holdings Capital Corp., 8.125%, 4/30/20	157,215
1,850,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 144a, 8.625%, 11/15/17	1,993,375
1,798,000	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	1,959,820
1,627,000	Clear Channel Worldwide Holdings, Inc., 144a, 7.625%, 3/15/20	1,590,392

10

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.3% (Continued)

	Consumer Discretionary — (Continued)
$269,000	Clear Channel Worldwide Holdings, Inc., 144a, 7.625%, 3/15/20	$257,568
957,000	Cooper-Standard Automotive, Inc., 8.500%, 5/1/18	1,032,364
612,000	CSC Holdings LLC, 8.625%, 2/15/19	706,860
784,000	DISH DBS Corp., 7.875%, 9/1/19	903,560
2,072,000	Entravision Communications Corp., 8.750%, 8/1/17	2,196,320
1,202,000	Equinox Holdings, Inc., 144a, 9.500%, 2/1/16	1,274,120
896,000	Exide Technologies, 8.625%, 2/1/18†	706,720
2,159,000	Goodyear Tire & Rubber Co. (The), 8.750%, 8/15/20	2,302,034
754,000	International Automotive Components Group SL, 144a, 9.125%, 6/1/18	688,025
250,000	Jarden Corp., 8.000%, 5/1/16	272,500
3,280,000	JBS USA LLC/JBS USA Finance, Inc., 144a, 7.250%, 6/1/21	3,050,400
45,000	Lamar Media Corp., 7.875%, 4/15/18	49,500
1,000,000	Libbey Glass, Inc., 144a, 6.875%, 5/15/20	1,027,500
1,228,000	Ltd. Brands, Inc., 5.625%, 2/15/22	1,264,840
2,214,000	Meritage Homes Corp., 7.150%, 4/15/20	2,302,560
830,000	Penske Automotive Group, Inc., 7.750%, 12/15/16	861,125
743,000	Pulte Group, Inc., 6.375%, 5/15/33	612,975
236,000	Pulte Group, Inc., 7.875%, 6/15/32	224,200
237,000	Quebecor Media, Inc., 7.750%, 3/15/16	243,518
549,000	QVC, Inc., 144a, 7.500%, 10/1/19	609,390
693,000	Sabre, Inc., 144a, 8.500%, 5/15/19	703,395
226,000	Sealy Mattress Co., 8.250%, 6/15/14†	223,175
158,000	Service Corp. International/US, 7.000%, 6/15/17	175,775
945,000	Service Corp. International/US, 8.000%, 11/15/21	1,084,388
1,821,000	ServiceMaster Co./TN, 8.000%, 2/15/20	1,982,614
1,120,000	Stewart Enterprises, Inc., 6.500%, 4/15/19	1,153,600
1,306,000	Stonemor Operating LLC / Cornerstone Family Services of WV / Osiris Holding, 10.250%, 12/1/17	1,276,615
356,000	Tenneco, Inc., 6.875%, 12/15/20	384,480
162,000	Tenneco, Inc., 7.750%, 8/15/18	175,770
1,218,000	Tomkins LLC / Tomkins, Inc., 9.000%, 10/1/18	1,355,025
1,348,000	Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc., 144a, 10.625%, 9/1/17	1,428,880
2,775,000	Visteon Corp., 6.750%, 4/15/19	2,698,688
800,000	Wyndham Worldwide Corp., 7.375%, 3/1/20	950,918
		44,866,109

	Industrials — 15.0%
809,000	Accuride Corp., 9.500%, 8/1/18	833,270
531,712	American Airlines Pass Through Trust 2009-1A, 10.375%, 7/2/19	568,932
796,000	Amsted Industries, Inc., 144a, 8.125%, 3/15/18	841,770
1,000,000	Ashtead Capital, Inc., 144a, 6.500%, 7/15/22	1,000,000
396,000	Aviation Capital Group Corp., 144a, 6.750%, 4/6/21	397,239
750,000	BE Aerospace, Inc., 8.500%, 7/1/18	820,312
802,000	BWAY Holding Co, 10.000%, 6/15/18	882,200
655,000	Calcipar SA, 144a, 6.875%, 5/1/18	645,175
1,079,000	Case New Holland, Inc., 7.875%, 12/1/17	1,246,245
798,000	Cenveo Corp., 7.875%, 12/1/13†	796,005
2,700,000	Cenveo Corp., 8.875%, 2/1/18	2,416,500
1,270,000	Chrysler Group LLC/CG Co.-Issuer, Inc., 8.250%, 6/15/21	1,304,925
934,277	Continental Airlines 2003-ERJ1 Pass Through Trust, Ser RJO3, 7.875%, 7/2/18	938,949
1,299,000	Dynacast International LLC / Dynacast Finance, Inc., 144a, 9.250%, 7/15/19	1,347,712
1,540,000	Gibraltar Industries, Inc., 8.000%, 12/1/15	1,574,650
898,000	Griffon Corp., 7.125%, 4/1/18	911,470
540,000	Iron Mountain, Inc., 8.375%, 8/15/21	585,900
893,000	JB Poindexter & Co., Inc., 144a, 9.000%, 4/1/22	893,000
1,016,000	JM Huber Corp., 144a, 9.875%, 11/1/19	1,092,200
2,353,000	Liberty Tire Recycling, 144a, 11.000%, 10/1/16	2,164,760
1,526,000	Martin Midstream Partners LP / Martin Midstream Finance Corp., 8.875%, 4/1/18	1,541,260
2,692,000	Mead Products LLC / ACCO Brands Corp., 144a, 6.750%, 4/30/20	2,840,060
361,000	Moog, Inc., 7.250%, 6/15/18	382,660
614,000	Mueller Water Products, Inc., 7.375%, 6/1/17	614,000
1,098,000	Navios Maritime Holdings, Inc. / Navios Maritime Finance II US, Inc., 8.125%, 2/15/19	938,790
666,000	Navios South American Logistics, Inc. / Navios Logistics Finance US Inc., 9.250%, 4/15/19	612,720
241,000	RR Donnelley & Sons Co., 7.250%, 5/15/18	229,552
731,000	RR Donnelley & Sons Co., 7.625%, 6/15/20	683,485
1,999,000	Stena AB, 7.000%, 12/1/16	1,989,005
1,930,000	Tutor Perini Corp., 7.625%, 11/1/18	1,934,825
983,000	United Rentals North America, Inc., 9.250%, 12/15/19	1,091,130

11

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.3% (Continued)

	Industrials — (Continued)
$139,000	UR Financing Escrow Corp., 144a, 5.750%, 7/15/18	$144,560
662,000	UR Financing Escrow Corp., 144a, 7.375%, 5/15/20	691,790
954,000	UR Financing Escrow Corp., 144a, 7.625%, 4/15/22	999,315
		35,954,366

	Telecommunication Services — 11.7%
1,075,000	CenturyLink, Inc., 6.450%, 6/15/21	1,118,619
630,000	CenturyLink, Inc., 7.650%, 3/15/42	611,453
1,000	Cincinnati Bell, Inc., 7.000%, 2/15/15	1,012
1,780,000	Cincinnati Bell, Inc., 8.250%, 10/15/17	1,851,200
868,000	Cincinnati Bell, Inc., 8.375%, 10/15/20	885,360
2,452,000	CommScope, Inc., 144a, 8.250%, 1/15/19	2,592,990
1,410,000	Frontier Communications Corp., 8.125%, 10/1/18	1,498,125
997,000	Frontier Communications Corp., 8.500%, 4/15/20	1,056,820
2,500,000	GCI, Inc., 8.625%, 11/15/19	2,618,750
181,000	Hughes Satellite Systems Corp., 6.500%, 6/15/19	192,312
844,000	Intelsat Jackson Holdings SA, 7.250%, 4/1/19	886,200
597,000	MetroPCS Wireless, Inc., 7.875%, 9/1/18	619,388
2,811,000	NII Capital Corp., 7.625%, 4/1/21	2,410,432
638,000	PAETEC Holding Corp., 8.875%, 6/30/17	687,445
407,000	Sprint Capital Corp., 6.875%, 11/15/28	327,635
445,000	Sprint Nextel Corp., 8.375%, 8/15/17	456,125
3,045,000	Sprint Nextel Corp., 144a, 9.000%, 11/15/18	3,402,788
123,000	TW Telecom Holdings, Inc., 8.000%, 3/1/18	134,070
500,000	West Corp., 7.875%, 1/15/19	522,500
1,924,000	West Corp., 8.625%, 10/1/18	2,039,440
386,000	Wind Acquisition Finance SA, 144a, 7.250%, 2/15/18	335,820
767,000	Wind Acquisition Finance SA, 144a, 11.750%, 7/15/17	619,352
887,000	Windstream Corp., 7.500%, 4/1/23	909,175
2,051,000	Windstream Corp., 7.875%, 11/1/17	2,235,590
		28,012,601

	Materials — 8.9%
1,457,000	AK Steel Corp., 7.625%, 5/15/20†	1,231,165
2,231,000	Aleris International, Inc., 7.625%, 2/15/18	2,264,465
997,000	Cascades, Inc., 7.750%, 12/15/17	1,004,478
2,328,000	Cascades, Inc., 7.875%, 1/15/20	2,328,000
2,275,000	FMG Resources August 2006 Pty Ltd., 144a, 6.875%, 4/1/22	2,292,062
2,182,000	JMC Steel Group, 144a, 8.250%, 3/15/18	2,165,635
1,027,000	Koppers, Inc., 7.875%, 12/1/19	1,106,592
2,710,000	Longview Fibre Paper & Packaging, Inc., 144a, 8.000%, 6/1/16	2,710,000
400,000	Novelis, Inc./GA, 8.375%, 12/15/17	428,000
229,000	PolyOne Corp., 7.375%, 9/15/20	243,312
500,000	Steel Dynamics, Inc., 6.750%, 4/1/15	507,500
581,000	Steel Dynamics, Inc., 7.750%, 4/15/16	598,430
1,377,000	Tembec Industries, Inc., 11.250%, 12/15/18	1,373,558
223,000	Tembec Industries, Inc., 144a, 11.250%, 12/15/18	222,442
1,432,000	Texas Industries, Inc., 9.250%, 8/15/20	1,432,000
200,000	United States Steel Corp., 7.375%, 4/1/20†	193,000
79,000	US Concrete, Inc., 144a, 9.500%, 8/31/15	83,246
869,000	Vulcan Materials Co., 7.500%, 6/15/21	955,900
		21,139,785

	Health Care — 6.4%
956,000	Accellent, Inc., 8.375%, 2/1/17	967,950
1,598,000	Apria Healthcare Group, Inc., 11.250%, 11/1/14	1,653,930
1,747,000	Capella Healthcare, Inc., 9.250%, 7/1/17	1,808,145
537,000	Grifols, Inc., 8.250%, 2/1/18	575,932
830,000	HCA, Inc., 5.875%, 3/15/22	867,350
3,085,000	HCA, Inc., 6.500%, 2/15/20	3,343,369
750,000	NBTY, Inc., 9.000%, 10/1/18	828,750
2,200,000	Omnicare, Inc., 7.750%, 6/1/20	2,398,000
2,342,000	Res-Care, Inc., 10.750%, 1/15/19	2,593,765
177,000	Universal Hospital Services, Inc., 4.111%, 6/1/15(A)	168,150
		15,205,341

	Financials — 5.1%
2,100,000	Ally Financial, Inc., 5.500%, 2/15/17	2,133,056
1,000,000	Ally Financial, Inc., 8.000%, 11/1/31†	1,155,452
464,000	Credit Acceptance Corp., 9.125%, 2/1/17	503,440
837,000	EDP Finance BV, 144a, 6.000%, 2/2/18	728,122
1,000,000	Liberty Mutual Group, Inc., 144a, 7.800%, 3/15/37	1,010,000
50,000	Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58(A)	68,000
1,050,000	MetLife, Inc., 10.750%, 8/1/39	1,467,375
2,392,000	MPT Operating Partnership LP/MPT Finance Corp., 6.875%, 5/1/21	2,493,660
300,000	Omega Healthcare Investors, Inc., 6.750%, 10/15/22	320,250
1,000,000	Omega Healthcare Investors, Inc., 7.500%, 2/15/20	1,090,000
1,138,000	PHH Corp., 9.250%, 3/1/16	1,209,125
		12,178,480

12

Touchstone High Yield Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 97.3% (Continued)

	Information Technology — 4.8%
$600,000	Equinix, Inc., 7.000%, 7/15/21	$660,000
1,484,000	Equinix, Inc., 8.125%, 3/1/18	1,643,530
1,852,000	Fidelity National Information Services, Inc., 144a, 5.000%, 3/15/22	1,884,410
950,000	First Data Corp., 144a, 8.875%, 8/15/20	1,028,375
2,793,000	Kemet Corp., 10.500%, 5/1/18	2,876,790
500,000	Kemet Corp., 144a, 10.500%, 5/1/18	512,500
2,247,000	Viasat, Inc., 8.875%, 9/15/16	2,404,290
500,000	Viasat, Inc., 144a, 6.875%, 6/15/20	505,000
		11,514,895

	Utilities — 3.8%
1,408,000	AES Corp. (The), 8.000%, 10/15/17	1,601,600
644,000	Calpine Corp., 144a, 7.500%, 2/15/21	695,520
513,000	Calpine Corp., 144a, 7.875%, 7/31/20	565,582
400,000	Calpine Corp., 144a, 7.875%, 1/15/23	436,000
128,000	GenOn Energy, Inc., 7.625%, 6/15/14	130,560
500,000	GenOn Energy, Inc., 7.875%, 6/15/17	465,000
1,763,000	Intergen N.V., 144a, 9.000%, 6/30/17	1,727,740
169,000	North American Energy Alliance LLC / North American Energy Alliance Finance Corp., 10.875%, 6/1/16	185,478
1,000,000	NRG Energy, Inc., 7.875%, 5/15/21	1,010,000
1,447,000	Sabine Pass LNG LP, 7.250%, 11/30/13	1,497,645
647,000	Sabine Pass LNG LP, 7.500%, 11/30/16	679,350
		8,994,475

	Consumer Staples — 3.3%
1,854,000	BI-LO LLC / BI-LO Finance Corp., 144a, 9.250%, 2/15/19	1,993,050
905,000	Central Garden and Pet Co., 8.250%, 3/1/18	907,262
1,092,000	Del Monte Corp., 7.625%, 2/15/19	1,101,555
884,000	Ingles Markets, Inc., 8.875%, 5/15/17	962,455
415,000	JBS USA LLC/JBS USA Finance, Inc., 144a, 8.250%, 2/1/20	403,588
1,309,000	Post Holdings, Inc., 144a, 7.375%, 2/15/22	1,380,995
1,068,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC, 144a, 7.750%, 10/15/16	1,124,070
		7,872,975
	Total Corporate Bonds	$232,437,612

Shares
	Preferred Stocks — 0.2%

	Financials — 0.2%
12,500	Ally Financial, Inc., 7.38%	$295,875
6,268	Countrywide Capital V, 7.00%	155,760
		451,635
	Total Preferred Stocks	$451,635

	Investment Funds — 3.0%
4,133,308	Invesco Government & Agency Portfolio**	4,133,308
3,109,801	Touchstone Institutional Money Market Fund^	3,109,801
	Total Investment Funds	$7,243,109

	Total Investment Securities —100.5%
	(Cost $239,079,974)	$240,132,356

	Liabilities in Excess of Other Assets — (0.5%)	(1,079,928)

	Net Assets — 100.0%	$239,052,428

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

†	All or a portion of the security is on loan. The total value of the securites on loan as of June 30, 2012 was $4,037,847.

**	Represents collateral for securities loaned.

^	Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.

Portfolio Abbreviations:

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $68,152,835 or 28.5% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

13

Touchstone High Yield Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$232,437,612	$—	$232,437,612
Investment Funds	7,243,109	—	—	7,243,109
Preferred Stocks	451,635	—	—	451,635
				$240,132,356

See accompanying Notes to Portfolio of Investments.

14

Portfolio of Investments

Touchstone Institutional Money Market Fund – June 30, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 10.9%
$2,300,000	Credit Suisse MTN	3.450	07/02/12	$2,300,000
4,920,000	Bear Stearns Cos. LLC (The) MTN	6.950	08/10/12	4,952,360
1,000,000	National Rural Utilities Cooperative Finance Corp.	2.625	09/16/12	1,003,855
2,130,000	JPMorgan Chase & Co.	5.375	10/01/12	2,154,674
6,700,000	NSTAR Electric Co.	4.875	10/15/12	6,784,290
5,131,000	General Electric Capital Corp. MTN	5.250	10/19/12	5,200,462
2,000,000	Wells Fargo & Co.	5.250	10/23/12	2,027,938
4,050,000	Bank of New York Mellon Corp. MTN	4.950	11/01/12	4,110,443
3,250,000	Northern Trust Corp.	5.200	11/09/12	3,304,808
2,000,000	Caterpillar Financial Services Corp.	6.000	12/15/12	2,049,488
4,200,000	Bank of Nova Scotia	2.250	01/22/13	4,231,501
4,500,000	Toyota Motor Credit Corp. MTN(A)	0.764	01/24/13	4,500,000
2,000,000	General Electric Co.	5.000	02/01/13	2,051,335
1,000,000	General Electric Capital Corp.	4.800	05/01/13	1,033,596
2,000,000	Bank of Montreal	2.125	06/28/13	2,031,905
	Total Corporate Bonds			$47,736,655

	Commercial Paper — 1.0%
4,200,000	York Co. SC PCR Ser 2000	0.450	09/04/12	4,200,000

	Municipal Bonds — 10.3%
4,400,000	Bristol CT UTGO BANS Ser 2011	1.250	07/30/12	4,400,917
1,500,000	Butler Co OH BANS (Fiber Optic Impt) Ser 2011	0.900	08/02/12	1,500,000
2,500,000	Woodbridge CT UTGO Ser 2011	1.000	08/24/12	2,500,897
2,600,000	Union Twp OH BANS LTGO Ser 2011	1.125	09/12/12	2,602,411
6,537,000	Wyoming OH CSD BANS (Sch Impt) UTGO Ser 2012	1.500	10/23/12	6,557,109
2,800,000	AMP Muni Pwr OH, Inc. BANS Ser 2011	1.250	10/25/12	2,802,212
5,500,000	Chatom AL IDB Gulf Opp Zone Powersouth Energy Coop Ser 2011, Class A (SPA: National Rural Utilities Finance)	0.600	11/15/12	5,500,000
5,000,000	Lake Central IN Multi-Dist Sch BANS (First Mtge) Ser 2012	1.000	12/28/12	5,000,000
1,400,000	Mason OH EDR Ser 2012	1.750	01/31/13	1,404,845
5,000,000	Franklin Co OH BANS (Stadium Fac Proj) Ser 2012	0.850	03/08/13	5,008,459
3,805,000	Miami Twp OH Montgomery Co (Park Acq & Impt) LTGO Ser 2012	1.375	03/28/13	3,816,810
3,100,000	Fishers IN Redev Auth Lease Rev BANS Ser 2012	0.750	04/12/13	3,100,000
1,000,000	Manchester CT BANS UTGO Ser 2012	1.000	07/05/13	1,002,470
	Total Municipal Bonds			$45,196,130

	U.S. Government Agency Obligations — 11.5%
8,421,049	Overseas Private Investment Corp.(A)	0.180	07/06/12	8,421,049
6,596,491	Overseas Private Investment Corp.(A)	0.180	07/06/12	6,596,491
5,000,000	Overseas Private Investment Corp.(A)	0.180	07/06/12	5,000,000
2,250,000	Overseas Private Investment Corp.(A)	0.180	07/06/12	2,250,000
2,061,404	Overseas Private Investment Corp.(A)	0.180	07/06/12	2,061,404
1,083,916	Overseas Private Investment Corp.(A)	0.180	07/06/12	1,083,916
10,000,000	Overseas Private Investment Corp.(A)	0.200	07/06/12	10,000,000
10,000,000	Overseas Private Investment Corp.(A)	0.200	07/06/12	10,000,000
4,000,000	Overseas Private Investment Corp.(A)	0.200	07/06/12	4,000,000
1,000,000	Overseas Private Investment Corp.	0.000	07/31/12	1,004,347
	Total U.S. Government Agency Obligations			$50,417,207

	Certificate of Deposit — 1.7%
2,000,000	Canadian Imperial Bank of Commerce/New York NY(A)	0.667	09/04/12	2,000,980

15

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Certificate of Deposit — 1.7% (Continued)
$5,700,000	Royal Bank of Canada/NY(A)	0.660	11/09/12	$5,700,000
	Total Certificate of Deposit			$7,700,980

	Variable Rate Demand Notes — 56.1%
6,400,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Bank Of Nova Scotia)	0.140	07/02/12	6,400,000
4,400,000	Botsford MI Gen Hosp Rev Ser 2008 A (LOC: U.S. Bank NA)	0.200	07/02/12	4,400,000
18,000,000	East Baton Rouge Parish LA Pol (Exxon Proj) Ser 1993	0.140	07/02/12	18,000,000
9,300,000	Mississippi Business Finance Corp (Chevron USA Inc Proj) Ser 2007 Class A	0.150	07/02/12	9,300,000
10,000,000	Monroe Co GA Dev Auth Poll (Ga Pwr Co Lt Scherer Proj) Ser 2011	0.230	07/02/12	10,000,000
2,200,000	NY Adj Subser E2 UTGO Ser 1993 (LOC: JP Morgan Chase Bank NA)	0.170	07/02/12	2,200,000
4,400,000	OH St Hgr Edl Fac Rev (Case Western) Ser 2002 A (SPA: Wells Fargo Bank N.A.)	0.190	07/02/12	4,400,000
3,865,000	Sarasota Co FL Public Mem Hospital Ser 2008, Class A	0.160	07/02/12	3,865,000
1,865,000	486 Lesser Street LLC	0.300	07/06/12	1,865,000
1,905,000	Abag CA Fin Auth For Nonprofit Housing Gaia Bldg Ser 2000, Class A-T (LIQ: FNMA)	0.230	07/06/12	1,905,000
1,120,000	AM Investment Partners LLC/MI US Domestic Ser 2006	0.330	07/06/12	1,120,000
1,530,000	Auburn Me Rev J & A Properties Ser 2001 (LOC: TD Bank NA)	0.650	07/06/12	1,530,000
1,000,000	BJ Financing LLC US Domestic Ser 2007	0.250	07/06/12	1,000,000
1,070,000	Blossom Hill Development Co. Ltd. Priv Placement Ser 2001	0.450	07/06/12	1,070,000
6,600,000	Blue Hen Hotel LLC US Domestic Ser 2001	0.270	07/06/12	6,600,000
1,450,000	Boldt Healthcare Properties LLC Priv Placement Ser 2010	0.250	07/06/12	1,450,000
500,000	Burgess & Niple Ltd. US Domestic Ser 1999	0.290	07/06/12	500,000
785,000	CA St Infrastructure & Saddleback Vy Ser 2010 (LOC: East West Bank)	0.380	07/06/12	785,000
2,034,800	Campus Research Corp. Ser A	0.210	07/06/12	2,034,800
2,450,000	Cincinnati Christian University US Domestic Ser 2007	0.230	07/06/12	2,450,000
870,000	CO St Edl & Cultural Northwestern Ser 2008 (LOC: BMO Harris Bank NA)	0.290	07/06/12	870,000
200,000	Connelly/Brueshaber Parternship #1 Ser 2000 (LOC: US Bank NA)	0.450	07/06/12	199,999
2,700,000	Crozer-Keystone Health System US Domestic Ser 1996	0.300	07/06/12	2,700,000
4,520,000	Crystal Clinic US Domestic Ser 2000	0.270	07/06/12	4,520,000
1,000,000	Dayton Wheel Concepts, Inc. US Domestic Ser 2002	0.240	07/06/12	1,000,000
1,100,000	Douglas Co Ga Dev Auth Pandosia LLC Ser 2007, Class B (LOC: Wells Fargo Bank NA)	0.260	07/06/12	1,100,000
4,335,000	First Christian Church Of Florissant US Domestic Ser 2008	0.250	07/06/12	4,335,000
3,490,000	First Church of Christ Christian, Inc. US Domestic Ser 2006	0.450	07/06/12	3,490,000
2,435,000	First Church of Christ Christian, Inc. US Domestic Ser 2006	0.450	07/06/12	2,435,000
200,000	FL St HFC Hsg Waterford Pointe Ser 2000, Class E-2	0.270	07/06/12	199,999
1,000,000	French Lick In EDR Town Green Place A Ser 2008 (LOC: National City Bank)	0.290	07/06/12	1,000,000
1,235,000	Gables of Germantown LLC (The) US Domestic Ser 2005	0.570	07/06/12	1,235,000
1,245,000	Grace Evangelical Lutheran Church US Domestic Ser 2008	0.330	07/06/12	1,245,000
3,045,000	Grasshopper Investments LLC Private Placement Ser 2004 144a	0.450	07/06/12	3,045,000
485,000	Green Street Surgery Center LLC US Domestic Ser 2003	0.450	07/06/12	485,000
840,000	Heart Property LLC Project US Domestic Ser 2007	0.290	07/06/12	840,000
1,187,000	Hopewell Development Co.	0.290	07/06/12	1,187,000
1,800,000	IL St Dev Fin Auth Indl (Maclean Fogg Co Proj) Ser 2004 (LOC: Bank Of America NA)	0.550	07/06/12	1,800,000
4,025,000	Jungs Station Associates US Domestic Ser 2005	0.300	07/06/12	4,025,000
4,095,000	Kamps Capital LLC, Ser 2010	0.210	07/06/12	4,095,000
10,750,000	Kansas City MO Tax Incr Revenu Blue Ridge Mall Tax Allocation Ser 2005 (LOC: BMO Harris Bank NA)	0.230	07/06/12	10,750,000
1,300,000	Kenwood Country Club US Domestic Ser 2005	0.230	07/06/12	1,300,000
1,175,000	Kenwood Lincoln-Mercury US Domestic Ser 2000	0.240	07/06/12	1,175,000
5,385,000	Lee Family Partnership LLC US Domestic Ser 2004	0.330	07/06/12	5,385,000

16

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 56.1% (Continued)
$10,720,000	Lexington Financial Services LLC US Domestic Ser 2008	0.230	07/06/12	$10,720,000
5,280,000	Lodge Apartments Holdings LLC US Domestic Ser 2006	0.290	07/06/12	5,280,000
1,295,000	Long Beach CA Rev Towne Ctr Site A Ser 2010 (LOC: Wells Fargo Bank NA)	0.220	07/06/12	1,295,000
3,605,000	Manhattan Christian College, Inc.	0.330	07/06/12	3,605,000
4,100,000	Mason City Clinic PC Ser 1992	0.280	07/06/12	4,100,000
915,000	Mequon WI IDR (Gateway Plastics) Ser 2001-B (LOC: Bank One Wisconsin)	0.310	07/06/12	915,000
5,000,000	MI St Fin Auth Rev Sch Ln Ser 2010 (LOC: Bank Of Montreal)	0.200	07/06/12	5,000,000
2,470,000	Miarko, Inc. US Domestic Ser 2007	0.240	07/06/12	2,470,000
3,637,000	Mill Street Village LLC Priv Placement Ser 2006	0.360	07/06/12	3,637,000
6,355,000	Mountain Agency, Inc. (The) US Domestic Ser 2003	0.320	07/06/12	6,355,000
2,350,000	Neltner Properties LLC US Domestic Ser 1999	0.450	07/06/12	2,350,000
525,000	New Belgium Brewing Co., Inc. US Domestic Ser 2000	0.260	07/06/12	525,000
1,765,000	Odenton Baptist Church US Domestic Ser 2008	0.380	07/06/12	1,765,000
1,710,000	Old Hickory-TN/AHPC US Domestic Ser 2005	0.260	07/06/12	1,710,000
1,359,000	Oldham Co KY (Unltd Inc Proj) Ser 2005 (LOC: JP Morgan Chase Bank NA)	0.300	07/06/12	1,359,000
1,700,000	Orange City IA IDR (Vogel Enterprises Limited) Ser 2002 (LOC: U.S. Bank NA)	0.280	07/06/12	1,700,000
2,850,000	Orthopaedic Hospital of Wisconsin LLC	0.240	07/06/12	2,850,000
4,500,000	OSL Santa Rosa Fountaingrove LLC Ser 2012	0.260	07/06/12	4,500,000
4,500,000	Penco Products, Inc. Priv Placement Ser 2011 144a	0.260	07/06/12	4,500,000
200,000	Platte Co MO IDA Complete Home Ser 2007, Class B (LOC: Columbian Bank)	0.250	07/06/12	200,000
1,886,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.270	07/06/12	1,886,000
1,215,000	QC Reprographics LLC Priv Placement Ser 2001	0.450	07/06/12	1,215,000
795,000	Ross Sinclaire Real Estate Trust LLC US Domestic Ser 2005	0.320	07/06/12	795,000
1,650,000	Saint Paul's Episcopal Church Ser 2008 (LOC: JP Morgan Chase Bank NA)	0.330	07/06/12	1,650,000
925,000	SC St Jobs-Econ De Woodhead LLC Ser 2010, Class B (LOC: FHLB)	0.450	07/06/12	925,000
1,880,000	Secor Realty, Inc.	0.240	07/06/12	1,880,000
2,210,000	Sheboygan Falls WI Indl Revenue Adj Dev Htt, Inc., Project Ser 2007, Class B (LOC: U.S. Bank NA)	0.390	07/06/12	2,210,000
300,000	Simba USA LLC US Domestic Ser 2003	0.310	07/06/12	300,000
1,710,000	South Western IL St Dev Authority Mattingly Lumber Ser 2005, Class B (LOC: First Bank)	0.370	07/06/12	1,710,000
2,460,000	Southwestern OH Water Co. (The) US Domestic Ser 2006	0.240	07/06/12	2,460,000
1,210,000	Springside Corp. Exchange Partners I LLC US Domestic Ser 2004	0.240	07/06/12	1,210,000
2,655,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.300	07/06/12	2,655,000
9,770,000	TP Racing LLLP US Domestic Ser 2000	1.250	07/06/12	9,770,000
1,100,000	Upper IL River Vly Dev Auth Ser 2003 (LOC: Lasalle Bank NA)	0.660	07/06/12	1,100,000
1,665,000	WA MO IDA Dev Pauwels Pj Ser 1999 (LOC: Bank Of America NA)	0.670	07/06/12	1,665,000
860,000	WA St Hsg Fin Commission Brittany Pk Ser 1996, Class B (LIQ: FNMA)	0.270	07/06/12	860,000
2,900,000	Young Men's Christian Association of Metropolitcan Milwaukee, Inc. Ser 2008	0.250	07/06/12	2,900,000
4,200,000	D.G.Y. Real Estate, LP US Domestic Ser 2000	0.350	07/30/12	4,200,000
2,295,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.350	07/30/12	2,295,000
	Total Variable Rate Demand Notes			$245,813,798

17

Touchstone Institutional Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Repurchase Agreement — 8.1%
$35,500,000	BMO Capital 0.140%, dated 06/30/12, matures on 07/02/12, repurchase price $35,500,276 (collateralized by U.S. Treasury Notes, ranging in par value from $9,800 - $1,209,000, 0.000% - 8.750%, 07/05/12 - 05/15/40, total market value $36,210,038)	0.140	07/02/12	$35,500,000

	Total Investment Securities —99.6%
	(Cost $436,564,770)			$436,564,770

	Other Assets in Excess of Liabilities — 0.4%			1,740,471

	Net Assets — 100.0%			$438,305,241

(A) Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CSD - City School District

EDC - Economic Development Commission

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

MTN - Medium Term Note

LIQ - Liquidity Facility

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

PCR - Pollution Control Revenue

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933.This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $10,200,000 or 2.33% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

18

Touchstone Institutional Money Market Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$245,813,798	$—	$245,813,798
Corporate Bonds	—	47,736,655	—	47,736,655
U.S. Government Agency Obligations	—	50,417,207	—	50,417,207
Municipal Bonds	—	45,196,130	—	45,196,130
Repurchase Agreement	—	35,500,000	—	35,500,000
Certificate of Deposit	—	7,700,980	—	7,700,980
Commercial Paper	—	4,200,000	—	4,200,000
				$436,564,770

See accompanying Notes to Portfolio of Investments.

19

Portfolio of Investments

Touchstone Money Market Fund – June 30, 2012 (Unaudited)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Corporate Bonds — 10.9%
$1,600,000	Credit Suisse MTN	3.450	07/02/12	$1,600,000
102,000	Wells Fargo Financial, Inc.	5.500	08/01/12	102,421
3,265,000	Bear Stearns Cos. LLC (The) MTN	6.950	08/10/12	3,286,467
525,000	General Electric Capital Corp.	3.500	08/13/12	526,872
610,000	National Rural Utilities Cooperative Finance Corp.	2.625	09/16/12	612,308
622,000	JPMorgan Chase & Co.	5.375	10/01/12	629,136
2,496,000	General Electric Capital Corp. MTN	5.250	10/19/12	2,528,750
200,000	IBM International Group Capital LLC	5.050	10/22/12	202,860
1,035,000	Wells Fargo & Co.	5.250	10/23/12	1,049,193
400,000	Bank of New York Mellon Corp. MTN	4.950	11/01/12	405,695
1,500,000	Northern Trust Corp.	5.200	11/09/12	1,525,296
131,000	International Business Machines Corp.	4.750	11/29/12	133,314
100,000	Caterpillar Financial Services Corp. MTN	4.850	12/07/12	101,711
500,000	Caterpillar Financial Services Corp.	6.000	12/15/12	512,372
881,000	General Electric Capital Corp.	5.450	01/15/13	903,760
4,220,000	Bank of Nova Scotia	2.250	01/22/13	4,251,598
3,700,000	Toyota Motor Credit Corp. MTN(A)	0.666	01/24/13	3,700,000
800,000	General Electric Co.	5.000	02/01/13	820,534
1,270,000	Bank of Montreal	2.125	06/28/13	1,290,261
	Total Corporate Bonds			$24,182,548

	Municipal Bonds — 11.3%
2,400,000	Bristol CT UTGO BANS Ser 2011	1.250	07/30/12	2,400,500
815,000	Butler Co OH BANS (Fiber Optic Impt) Ser 2011	0.900	08/02/12	815,000
1,800,000	Woodbridge CT UTGO Ser 2011	1.000	08/24/12	1,800,646
1,650,000	Union Twp OH BANS LTGO Ser 2011	1.125	09/12/12	1,651,530
2,000,000	Wyoming OH CSD BANS (Sch Impt) UTGO Ser 2012	1.500	10/23/12	2,006,152
2,000,000	Amp Muni Pwr OH, Inc. BANS Ser 2011	1.250	10/25/12	2,001,580
1,000,000	Deerfield Twp OH BANS LTGO Ser 2011	1.500	11/01/12	1,001,813
2,500,000	Chatom AL IDB Gulf Opp Zone Powersouth Energy Coop Ser 2011-A (SPA: National Rural Utilities Finance)	0.600	11/15/12	2,500,000
2,200,000	Lake Central IN Multi-Dist Sch BANS (First Mtge) Ser 2012	1.000	12/28/12	2,200,000
1,100,000	Warrensville Heights OH BANS LTGO Ser 2012	1.500	01/30/13	1,103,799
1,200,000	Mason OH EDR Ser 2012	1.750	01/31/13	1,204,153
690,000	Loveland OH BANS LTGO Ser 2012	3.000	02/14/13	696,321
2,500,000	Franklin Co OH (Spl Oblg) BANS Ser 2012	0.850	03/08/13	2,504,230
1,000,000	Miami Twp OH LTGO Ser 2012	1.375	03/28/13	1,003,104
1,800,000	Fishers IN Redev Auth Lease Rev BANS Ser 2012	0.750	04/12/13	1,800,000
395,000	Manchester CT BANS UTGO Ser 2012	1.000	07/05/13	395,976
	Total Municipal Bonds			$25,084,804

	U.S. Government Agency Obligations — 8.3%
4,127,586	Overseas Private Investment Corp.(A)	0.180	07/06/12	4,127,586
3,876,476	Overseas Private Investment Corp.(A)	0.180	07/06/12	3,876,476
3,275,860	Overseas Private Investment Corp.(A)	0.180	07/06/12	3,275,860
524,476	Overseas Private Investment Corp.(A)	0.180	07/06/12	524,476
5,500,000	Overseas Private Investment Corp.(A)	0.200	07/06/12	5,500,000
1,000,000	Overseas Private Investment Corp.	0.000	07/31/12	1,004,347
	Total U.S. Government Agency Obligations			$18,308,745

	Cerificate of Deposit — 1.6%
3,500,000	Royal Bank of Canada/NY(A)	0.660	11/09/12	3,500,000

20

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Commercial Paper — 1.0%
$2,300,000	York Co. SC Pollution Ctl Rev (Nat Rural Util) Ser - B2	0.450	09/04/12	$2,300,000

	Variable Rate Demand Notes — 61.8%
5,900,000	Allen Co OH Hosp Facs Rev (Catholic Healthcare) Ser 2010 C (LOC: Bank Of Nova Scotia)	0.140	07/02/12	5,900,000
2,800,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2011 B1 (SPA: Wells Fargo Bank NA)	0.160	07/02/12	2,800,000
400,000	Cuyahoga Co OH Rev (Cleveland Clinic) Ser 2011 B3 (SPA: US Bank NA)	0.160	07/02/12	400,000
9,000,000	East Baton Rouge Parish LA IDB (Exxon) Ser 2010 A	0.140	07/02/12	9,000,000
3,255,000	Sarasota Co FL Public Mem Hospital Ser 2008 A (LOC: Northern Trust Company)	0.160	07/02/12	3,255,000
2,025,000	VT St Edl & Hlth Bldgs (Brattleboro Mem Hosp) Ser 2008 (LOC: TD Banknorth NA)	0.190	07/02/12	2,025,000
735,000	Alameda Co CA IDA Rev (Golden West Paper) Ser 2008 (LOC: Comerica Bank)	0.380	07/06/12	735,000
5,105,000	Anchor Holdings II LLC Ser 2001	0.450	07/06/12	5,105,000
4,875,000	Andrew W Mellon Foundation NY Ser 2008	0.190	07/06/12	4,875,000
605,000	Bank of KY Building LLC Ser 1999	0.450	07/06/12	605,000
960,000	Bayloff Properties LLC Class A Ser 1998	0.290	07/06/12	960,000
300,000	Berks Co PA IDA Rev (Lebanon Valley Mall) Class B Ser 1996 (LOC: First Union National Bank)	0.260	07/06/12	300,000
730,000	CA Infra & Econ Dev Bk IDR (Studio Molding) Class B Ser 2001 (LOC: Comerica Bank)	0.440	07/06/12	730,000
735,000	CA Infra & Econ Dev Bk Rev Class B Ser 2007 (LOC: Comerica Bank)	0.440	07/06/12	735,000
3,439,500	Campus Research Corp. Ser A	0.210	07/06/12	3,439,500
1,495,000	CMW Real Estate LLC Ser 2000	0.230	07/06/12	1,495,000
100,000	Connelly/Brueshaber Parternship #1 Ser 2000	0.450	07/06/12	100,000
2,565,000	D&I Properties LLC US Domestic Ser 2004	0.270	07/06/12	2,565,000
1,770,000	Diaz-Upton LLC US Domestic Ser 2004	0.260	07/06/12	1,770,000
900,000	Dick Masheter Ford, Inc. Ser 2003	0.290	07/06/12	900,000
775,000	District Of Columbia Rev (Pew Charitable) Class B Ser 2008 (LOC: PNC Bank NA)	0.200	07/06/12	775,000
265,000	Dublin Building LLC Ser 1997	0.290	07/06/12	265,000
340,000	Elizabeth C Connelly & Larry J Brueshaber Partnership #1 Ser 2000	0.450	07/06/12	340,000
260,000	Elizabeth C Connelly & Larry J Brueshaber Partnership #1 Ser 2007	0.450	07/06/12	260,000
1,000,000	First Christian Church Of Florissant US Domestic Ser 2008	0.240	07/06/12	1,000,000
499,000	Fitch Denny Funeral Home, Inc. Priv Placement Ser 2004	0.360	07/06/12	499,000
20,000	FL St Hsg Fin Corp Rev (Valenica) Ser 1999-G2 (LOC: FNMA)	0.380	07/06/12	19,999
5,355,000	Flamingo Enterprises, Inc. Ser 2008	0.350	07/06/12	5,355,000
2,375,000	Galloway Co. Ser 2003	0.240	07/06/12	2,375,000
85,000	Halton Group Americas, Inc. Ser 2007	0.450	07/06/12	84,999
315,000	IA Finance Auth. Rev (Point Cedar) Class B Ser 2006 (LOC: BMO Harris Bank NA)	0.650	07/06/12	315,000
3,950,000	Jeff Wyler Automotive Family, Inc. Ser 2006	0.450	07/06/12	3,950,000
365,000	JL Capital One LLC US Domestic Ser 2002	0.260	07/06/12	365,000
5,695,000	Kamps Capital LLC Ser 2010	0.210	07/06/12	5,695,000
7,900,000	Kansas City MO Tax Incr Revenu Blue Ridge Mall Tax Allocation Ser 2005 (LOC: BMO Harris Bank NA)	0.230	07/06/12	7,900,000
1,775,000	Kansas St Dev Fin Auth Rev Class O Ser 2009 (LOC: Great Western Bank)	0.240	07/06/12	1,775,000
290,000	La Crosse WI IDR (GGP Inc.) Ser 2007-B (LOC: Wells Fargo Bank NA)	0.260	07/06/12	290,000
1,690,000	Livingston Co NY IDA Civic Facs Rev Class B Ser 2007 (LOC: HSBC BANK USA NA)	0.330	07/06/12	1,690,000
6,480,000	Lowell Family LLC Ser 2005	0.230	07/06/12	6,480,000
3,232,000	M&P Richfield LLC Ser 2001	0.240	07/06/12	3,232,000
800,000	Mason City Clinic PC Ser 1992	0.280	07/06/12	800,000
950,000	MBE Investment Co. LLC Class A Ser 2001-A	0.330	07/06/12	950,000
850,000	Mequon WI IDR (Gateway Plastics) Ser 2001-B (LOC: Bank One Wisconsin)	0.310	07/06/12	850,000
2,455,000	Metropolitan Govt Nashville & Davidson TN Class B Ser 2006 (LOC: BMO Harris Bank NA)	0.270	07/06/12	2,455,000
950,000	MI St Hsg Dev Auth Multi-Family Rev Class B Ser 2003 (LOC: FHLB)	0.230	07/06/12	950,000

21

Touchstone Money Market Fund (Continued)

Principal		Interest	Maturity
Amount		Rate	Date	Value

	Variable Rate Demand Notes — 61.8% (Continued)
$1,882,000	Mill Street Village LLC Priv Placement Ser 2006	0.360	07/06/12	$1,882,000
475,000	Mount Carmel East Professional Office Building III LP Ser 1994-B	0.450	07/06/12	475,000
255,000	New York NY IDA Civic Facs Rev (Community Living) Class B Ser 2004 (LOC: JPMorgan Chase Bank)	0.440	07/06/12	255,000
255,000	NY City NY IDA (N.Y. Congregational B) Ser 2006 (LOC: HSBC Bank USA NA)	1.410	07/06/12	255,000
5,360,000	OSF Finance Co. LLC Ser 2007	0.220	07/06/12	5,360,000
700,000	Pittsburgh Technical Institute Ser 1999(A)	0.210	07/06/12	700,000
1,190,000	Plymouth WI IDR (Wis Plastic Prods Inc.) Ser 1998 (LOC: Bank First National)	0.270	07/06/12	1,190,000
1,279,000	Progress Industrial Properties, Inc. US Domestic Ser 2002	0.270	07/06/12	1,279,000
500,000	Rise, Inc. Ser 2002	0.260	07/06/12	500,000
2,410,000	Schreiber Capital Co. LLC US Domestic Ser 2006	0.210	07/06/12	2,410,000
315,000	St Ann's Medical Office Building II LP Ser 1997	0.290	07/06/12	315,000
2,000,000	St James Properties Ltd. Ser 2004	0.450	07/06/12	2,000,000
740,000	Stonehedge Enterprises, Inc. Ser 2000	0.330	07/06/12	740,000
580,000	Team Rahal of Pittsburgh Priv Placement Ser 2002 144a	0.300	07/06/12	580,000
1,530,000	Tennis For Charity, Inc. Rev Ser 2004 (LOC: JPMorgan Chase Bank)	0.180	07/06/12	1,530,000
1,800,000	Tom Richards, Inc. Ser 2001	0.270	07/06/12	1,800,000
2,420,000	TP Racing LLLP US Domestic Ser 2000	1.250	07/06/12	2,420,000
805,000	WA St Hsg Fin MFH Rev Class B Ser 2002 (LIQ: FNMA)	0.240	07/06/12	805,000
620,000	WA St Hsg Fin MFH Rev (Brittany Park) Class B Ser 1998 (LOC: FNMA)	0.190	07/06/12	620,000
1,145,000	WA St Hsg Fin MFH Rev (Vintage) Class B Ser 2003-B (LOC: FNMA)	0.190	07/06/12	1,145,000
347,000	WAI Enterprises LLC US Domestic Ser 2004	0.450	07/06/12	347,000
775,000	Westar Medical Office Building LP Ser 2001	0.240	07/06/12	775,000
7,500,000	Westchester Co NY Hlthcare Corp Class D Ser 2010 (LOC: TD Bank NA)	0.160	07/06/12	7,500,000
2,030,000	Yankee Hill Housing Partners LP US Domestic Ser 2005	0.260	07/06/12	2,030,000
1,070,000	Yellowwood Acres US Domestic Ser 2008	0.280	07/06/12	1,070,000
1,410,000	Young Men's Christian Association of Metropolitcan Milwaukee, Inc. (The) US Domestic Ser 2008	0.250	07/06/12	1,410,000
1,355,000	Yuengling Beer Co., Inc. Priv Placement Ser 1999	0.350	07/30/12	1,355,000
	Total Variable Rate Demand Notes			$137,113,498

	Repurchase Agreement — 5.1%
11,300,000	BMO Capital, 0.140%, dated 06/30/12, matures on 07/02/12, repurchase price $11,300,088 (collateralized by U.S. Treasury Notes, ranging in par value from $62,000 - $8,558,000, 0.000% - 6.500%, 07/12/12 - 11/15/39, total market value $11,522,433)	0.140	07/02/12	11,300,000

	Total Investment Securities —100.0%
	(Cost $221,789,595)			221,789,595

	Other Assets in Excess of Liabilities — 0.0%			$68,060

	Net Assets — 100.0%			$221,857,655

(A)	Variable rate security - the rate reflected is the rate in effect as of June 30, 2012.

22

Touchstone Money Market Fund (Continued)

Portfolio Abbreviations:

BANS - Bond Anticipation Notes

CSD - City School District

EDR - Economic Development Revenue

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

GO - General Obligation

IDA - Industrial Development Authority/Agency

IDB - Industrial Development Board

IDR - Industrial Development Revenue

LIQ - Liquidity Facility

LOC - Letter of Credit

LTGO - Limited Tax General Obligation

MFH - Multi-Family Housing

MTN -Medium Term Note

SPA - Stand-by Purchase Agreement

UTGO - Unlimited Tax General Obligation

144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2012, these securities were valued at $580,000 or 0.26% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolio of Investments.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Variable Rate Demand Notes	$—	$137,113,498	$—	$137,113,498
Municipal Bonds	—	25,084,804	—	25,084,804
Corporate Bonds	—	24,182,548	—	24,182,548
U.S. Government Agency Obligations	—	18,308,745	—	18,308,745
Repurchase Agreement	—	11,300,000	—	11,300,000
Certificate of Deposit	—	3,500,000	—	3,500,000
Commercial Paper	—	2,300,000	—	2,300,000
				$221,789,595

See accompanying Notes to Portfolio of Investments.

23

Notes to Portfolio of Investments

June 30, 2012 (Unaudited)

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Transfers in and out of the levels are recognized at the value at the end of the period. During the period ended June 30, 2012, there were no transfers between Levels 1, 2 and 3.

The aggregate value by input level, as of June 30, 2012, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities during the period ended or as of June 30, 2012.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value.

24

Notes to Portfolio of Investments (Continued)

A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds’ Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided. These securities are categorized in Level 2

Forward foreign currency contracts—A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the period ended June 30, 2012, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

As of June 30, 2012, there were no open forward foreign currency contracts.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the fair value of the securities loaned plus accrued interest. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of June 30, 2012, the following Funds loaned securities and received collateral as follows:

	Fair Value of	Value of
	Securities	Collateral
Fund	Loaned	Received
Core Bond Fund	$54,569	$55,574
High Yield Fund	4,037,847	4,133,308

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement.

25

Notes to Portfolio of Investments (Continued)

Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of June 30, 2012, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Core Bond Fund	$112,848,847	$9,411,902	$(6,656,794)	$2,755,108
High Yield Fund	239,079,974	5,171,535	(4,119,153)	1,052,382
Institutional Money Market Fund	436,564,770	—	—	—
Money Market Fund	221,789,595	—	—	—

26

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Investment Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 8/22/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date 8/22/12

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date 8/22/12

* Print the name and title of each signing officer under his or her signature.